Income Taxes Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Operating Loss Carryforwards [Line Items]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	35.00%
Deferred Tax Assets, Operating Loss Carryforwards, Subject to Expiration	$ 67
Deferred Tax Assets, Operating Loss Carryforwards, State and Local	123
Deferred Tax Liabilities, Gross	4,945	$ 4,653
Unrecognized Tax Benefits that Would Impact Effective Tax Rate	588
Net operating losses and alternative minimum tax credit	217	116
Valuation allowance	(121)	(84)
Unrecognized Tax Benefits That Would Impact Effective Tax Rate, Ater Tax	550
Significant Change in Unrecognized Tax Benefits is Reasonably Possible, Amount of Unrecorded Benefit	$ 4
Significant Change in Unrecognized Tax Benefits is Reasonably Possible, Other Information	3
Proceeds from Income Tax Refunds	$ 519
Deferred Tax Assets, Tax Deferred Expense, Reserves and Accruals, Allowance for Doubtful Accounts	519
State	(51)	86	$ (1)
Unrecognized Tax Benefits, Increase Resulting from Settlements with Taxing Authorities	7
Unrecognized Tax Benefits, Interest on Income Taxes Expense	1
Income Tax Examination, Penalties and Interest Accrued	5
Amount Reclassed From ASU 2015-17 [Member]
Operating Loss Carryforwards [Line Items]
Deferred Tax Liabilities, Gross		$ 85
Pennsylvania Constitution [Member]
Operating Loss Carryforwards [Line Items]
State	46
Deferred Tax Assets, Tax Deferred Expense, Reserves and Accruals, Contingencies	9
Net of federal tax [Member] | Pennsylvania Constitution [Member]
Operating Loss Carryforwards [Line Items]
State	30
Deferred Tax Assets, Tax Deferred Expense, Reserves and Accruals, Contingencies	$ 6